Share-Based Payments - Share-Based Payments - Summary Of Change in Number of BSA 2010 Outstanding (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period
Forfeited during the period
Exercised during the period
BSA2010 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	500	500	610
Exercised during the period			110
Balance at end of period	500	500	500